Investment Gain (Loss) of Trading Securities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Gain (Loss) on Investments [Line Items]
Realized gains from sales of trading securities	$ 731,362	$ 349,338	$ 366,131
Unrealized holding gains (losses)	(508,830)	252,455	51,416
Gains on trading securities	$ 222,532	$ 601,793	$ 417,547